Note 6 - Commitments and Contingencies (Details) - ft²	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Details
Square Footage of Office Space	1,786	1,786
Lease Term	40 years	40 months